Leases (Detail Textuals) - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Lease [Line Items]
Leases initial term	12 months
Operating right of use assets	$ 6,802,721
Operating lease liability	7,044,164
Operating lease expenses	$ 428,000	$ 216,000
Weighted-average remaining lease term	3 years 9 months 18 days
Average discount rate	7.25%